Unaudited Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock shares outstanding
Common stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	[1]	100,000,000	100,000,000	100,000,000
Common stock, shares issued	[1]	26,456,764	22,272,478	22,272,478
Common stock, shares outstanding	[1]	26,456,764	22,272,478	22,272,478

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024